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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2005
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    Suite 150
          ----------------------------------------------------------
            6200 The Corners Parkway
          ----------------------------------------------------------
            Norcross, Georgia  30092
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        November 14, 2005
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        85
                                             ----------------------------

Form 13F Information Table Value Total:      $ 179,750
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

                   September 30, 2005


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------   ---   ----   -------    --------    ----    ------    ----
ABBOTT LABORATORIES              COM    002824100      201     4740    SH            Sole                    4740
ALTRIA GROUP, INC.               COM    02209s103     5882    79800    SH            Sole                   79800
AMERADA HESS                     COM    023551104      220     1600    SH            Sole                    1600
AMGEN INC                        COM    031162100      948    11900    SH            Sole                   11900
ANHEUSER BUSCH COS INC           COM    035229103      362     8400    SH            Sole                    8400
ARADIGM CORP.                    COM    038505103      313   292300    SH            Sole                  292300
ARCH COAL, INC.                  COM    039380100      270     4000    SH            Sole                    4000
CENTRAL EUROPEAN MEDIA ENT-A     COM    g20045202     2134    40400    SH            Sole                   40400
CHICAGO BRIDGE & IRON-NY SHR     COM    167250109     2985    96000    SH            Sole                   96000
COMPTON PETROLEUM CORP.          COM    204940100     2672   196600    SH            Sole                  196600
CONSTELLATION ENERGY GRP.        COM    210371100     2347    38100    SH            Sole                   38100
CVS CORP.                        COM    126650100     2991   103116    SH            Sole                  103116
CYPRESS SEMICONDUCTOR            COM    232806109     2744   182300    SH            Sole                  182300
DAWSON GEOPHYSICAL               COM    239359102      339    11200    SH            Sole                   11200
DEAN FOODS                       COM    242370104     5152   132566    SH            Sole                  132566
DIAMOND OFFSHORE DRILL COM       COM    25271C102     3148    51400    SH            Sole                   51400
DOMINION RESOURCES               COM    25746u109     2326    27000    SH            Sole                   27000
DOW JONES & CO INC COM           COM    260561105      267     7000    SH            Sole                    7000
DUKE ENERGY                      COM    264399106     8646   296400    SH            Sole                  296400
EXELON CORP.                     COM    30161n101     4270    79900    SH            Sole                   79900
EXXON MOBIL CORP.                COM    30231G102     1754    27599    SH            Sole                   27599
FLORIDA ROCK INDS                COM    341140101     1154    18000    SH            Sole                   18000
FOUNDRY NETWORKS                 COM    35063r100     3462   272600    SH            Sole                  272600
FPL GROUP                        COM    302571104     3146    66100    SH            Sole                   66100
GILLETTE CO                      COM    375766102     9012   154850    SH            Sole                  154850
GLOBAL SANTAFE CORP.             COM    g3930e101      214     4700    SH            Sole                    4700
GMX RESOURCES                    COM    38011m108      927    35300    SH            Sole                   35300
GREY WOLF INC COM                COM    397888108      354    42000    SH            Sole                   42000
HALLIBURTON CO                   COM    406216101     6097    88984    SH            Sole                   88984
HARSCO CORP.                     COM    415864107      262     4000    SH            Sole                    4000
HEWLETT-PACKARD CO.              COM    428236103     3311   113400    SH            Sole                  113400
HYDRIL                           COM    448774109     2347    34200    SH            Sole                   34200
ISHARES MSCI JAPAN               COM    464286848     1641   134600    SH            Sole                  134600
ITRON INC.                       COM    465741106     2014    44100    SH            Sole                   44100
JOHNSON & JOHNSON                COM    478160104      380     6000    SH            Sole                    6000
JOY GLOBAL, INC.                 COM    481165108      363     7200    SH            Sole                    7200
LIFECORE BIOMEDICAL, INC.        COM    532187101      459    38000    SH            Sole                   38000
LIFEPOINT HOSPITAL, INC.         COM    53219l109     1931    44150    SH            Sole                   44150
LOCKHEED MARTIN                  COM    539830109      244     4000    SH            Sole                    4000
MICRO THERAPEUTICS INC.          COM    59500w100      802   143400    SH            Sole                  143400
MITSUBISHI TOKYO FINAN ADR       COM    606822104     3194   245100    SH            Sole                  245100
MOTOROLA INC.                    COM    620076109     2240   101700    SH            Sole                  101700
MURPHY OIL CORP.                 COM    626717102      359     7200    SH            Sole                    7200
NATIONAL OILWELL VARCO           COM    637071101     3125    47500    SH            Sole                   47500
NEKTAR THERAPUTICS               COM    640268108      570    33600    SH            Sole                   33600
NEWMONT MINING CORP.             COM    651639106     1392    29500    SH            Sole                   29500
NORTEL NETWORKS CORP             COM    656568102      326   100000    SH            Sole                  100000
OIL STATES INT'L                 COM    678026105     2603    71700    SH            Sole                   71700
ONVIA.COM                        COM    68338t403      239    46400    SH            Sole                   46400
PATTERSON ENERGY                 COM    703481101     2158    59800    SH            Sole                   59800
PEPSICO INC.                     COM    713448108     5501    97000    SH            Sole                   97000
PG&E CORP.                       COM    69331c108     7275   185350    SH            Sole                  185350
PHELPS DODGE CORP                COM    717265102     3157    24300    SH            Sole                   24300
PIONEER NATURAL RESOURCES        COM    723787107     2345    42700    SH            Sole                   42700
POLO RALPH LAUREN                COM    731572103      503    10000    SH            Sole                   10000
PPL CORP.                        COM    69351t106     5545   171500    SH            Sole                  171500
PROGRESSIVE CORP.                COM    743315103      346     3300    SH            Sole                    3300
REGEN BIOLOGICS INC.             COM    75884m104      272   368100    SH            Sole                  368100
RF MICRO DEVICES                 COM    749941100      677   119900    SH            Sole                  119900
SCHERING-PLOUGH CORP.            COM    806605101     2953   140282    SH            Sole                  140282
SCHLUMBERGER LTD.                COM    806857108     5257    62300    SH            Sole                   62300
SERONO SA-ADR                    COM    81752m101     1168    71000    SH            Sole                   71000
T.G.C. INDUSTRIES                COM    872417308      126    14500    SH            Sole                   14500
TANOX, INC.                      COM    87588q109     4366   298000    SH            Sole                  298000
TEAM INC.                        COM    878155100      328    14600    SH            Sole                   14600
TEVA PHARMACEUTICAL ADR          COM    881624209      221     6600    SH            Sole                    6600
TEXAS INSTRS INC.                COM    882508104     5058   149200    SH            Sole                  149200
THOMAS & BETTS CORP.             COM    884315102     1807    52500    SH            Sole                   52500
THOMAS EQUIPMENT                 COM    884400102      175    45000    SH            Sole                   45000
TIFFANY & CO.                    COM    886547108      923    23200    SH            Sole                   23200
TIME WARNER, INC.                COM    887317105     3991   220366    SH            Sole                  220366
TITANIUM METALS CORP.            COM    888339207      320     8100    SH            Sole                    8100
TRANSOCEAN OFFSHORE INC.         COM    g90078109     2238    36500    SH            Sole                   36500
TREEHOUSE FOODS INC.             COM    89469a104      386    14362    SH            Sole                   14362
TUCOWS, INC.                     COM    898697107      307   326300    SH            Sole                  326300
TURBOCHEF TECHNOLOGIES INC.      COM    900006206     5732   367650    SH            Sole                  367650
UNITED HEALTHCARE CORP           COM    91324p102     7303   129950    SH            Sole                  129950
VARIAN MEDICAL SYSTEMS           COM    92220p105      395    10000    SH            Sole                   10000
WALGREEN CO.                     COM    931422109     1372    31566    SH            Sole                   31566
WASHINGTON POST CL B             COM    939640108      361      450    SH            Sole                     450
WET SEAL, INC.-A                 COM    961840105     1720   382200    SH            Sole                  382200
WILLIAMS COS, INC.               COM    969457100      220     8800    SH            Sole                    8800
XM SATELLITE RADIO HOLD-CL.A     COM    983759101     2603    72500    SH            Sole                   72500
ZARLINK SEMICONDUCTOR            COM    989139100      327   249400    SH            Sole                  249400
ZYMOGENETICS INC.                COM    98985t109      175    10600    SH            Sole                   10600


REPORT SUMMARY                   85 DATA RECORDS    179750                  1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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